TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables	$ 3.8	$ 27.4
Sales tax receivable	22.7	11.8
Unsettled provisionally priced concentrate derivatives and copper swap contracts (Note 14)	(1.9)	(4.5)
Other	2.5	2.4
Total trade and other receivables	$ 27.1	$ 37.1